Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000121984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Riverbridge Growth Fund (Investor Class/RIVRX)
Accumulated Value	$ 10,000		$ 10,378	$ 12,825	$ 14,844	$ 17,315	$ 23,984	$ 26,964	$ 19,982	$ 23,610	$ 31,044	$ 31,085
C000121983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Riverbridge Growth Fund (Institutional Class/RIVBX)
Accumulated Value	10,000		10,403	12,883	14,952	17,463	24,239	27,313	20,292	24,035	31,680	31,798
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	$ 10,000		$ 10,425	$ 13,578	$ 14,684	$ 17,662	$ 23,973	$ 31,019	$ 24,322	$ 30,296	$ 41,857	$ 49,961